LEASES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 21, 2022	Sep. 30, 2022	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
ROU Assets			$ 1,295,690	$ 1,303,012	$ 0
Lease Liabilities			1,311,781	1,301,802
Lease Liabilities			1,311,781	$ 1,301,802
Boston Solar [Member]
Monthly operating lease payments minimum	$ 4,372
Monthly operating lease payments maximum	18,466
Tools lease payments	1,285
Total lease expense		$ 194,358	$ 81,420
Vehicle leases minimum	594
ROU Assets	1,400,278
Vehicle leases	1,241
Lease Liabilities	1,400,278
Tools lease payments	1,285
Lease Liabilities	1,400,278
Boston Solar [Member] | Minimum [Member]
Monthly operating lease payments	4,372
Vehicle leases	644
Boston Solar [Member] | Maximum [Member]
Monthly operating lease payments	18,466
Vehicle leases	$ 973